Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consists of the following:

		As of September 30,
	Useful life	2024	2023
Buildings	20 years	$7,594,735	$7,304,936
Machinery and equipment	5-10 years	2,007,399	1,896,976
Automobiles	3-5 years	67,374	73,703
Office and electric equipment	3-5 years	527,336	474,830
Construction-in-progress		35,971	-
Subtotal		10,232,815	9,750,445
Less: accumulated depreciation		(6,664,765)	(6,050,480)
Property, plant and equipment, net		$3,568,050	$3,699,965